CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING AND TRANSACTIVE	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING AND TRANSACTIVE
CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING AND TRANSACTIVE
CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING

As discussed in Note 1, Vantiv, Inc. owns a controlling interest in Vantiv Holding, and therefore consolidates the financial results of Vantiv Holding and records non-controlling interest for the economic interests in Vantiv Holding held by Fifth Third, with respect to periods subsequent to the IPO, and held by Fifth Third and JPDN, with respect to periods prior to the IPO. In connection with the IPO, various recapitalization and reorganization transactions were executed, as discussed in Note 1. Further, as discussed in Note 1, the Exchange Agreement entered into prior to the IPO provides for a 1 to 1 ratio between the units of Vantiv Holding and the common stock of Vantiv, Inc.

As of September 30, 2012, Vantiv, Inc.’s interest in Vantiv Holding was 60.53%. Changes in units and related ownership interest in Vantiv Holding are summarized as follows:

	Vantiv, Inc.	Fifth Third	JPDN	Total
As of December 31, 2011	50,930,455	48,933,182	136,363	100,000,000
% of ownership	50.93%	48.93%	0.14%
Recapitalization transactions:
Incremental units as a result of split	38,585,162	37,072,018	103,309	75,760,489
JPDN exchange for Class A common stock	239,672	—	(239,672)	—
IPO transactions:
Issuance of Class A common stock to public	31,498,064	(2,086,064)	—	29,412,000
Issuance of Class A common stock under equity plan	8,716,141	—	—	8,716,141
Equity plan activity (a)	(1,281,263)	—	—	(1,281,263)
As of September 30, 2012	128,688,231	83,919,136	—	212,607,367
% of ownership	60.53%	39.47%	0.00%

(a)	Includes treasury stock, forfeitures of Restricted Class A common stock awards and the conversion of Restricted Class A common stock units to Class A common stock.

As a result of the changes in ownership interests in Vantiv Holding, an adjustment of $105.1 million has been recognized in order to reflect the portion of net assets of Vantiv Holding attributable to non-controlling unit holders based on ownership interests in Vantiv Holding at the time of the IPO.

The table below provides a reconciliation of net income attributable to non-controlling interests based on relative ownership interests in Vantiv Holding as discussed above (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Net income	$48,639	$28,683	$53,289	$45,043
Items not allocable to non-controlling interests:
Miscellaneous expenses (a)	—	—	—	156
Vantiv, Inc. income tax expense (b)	13,114	6,033	2,556	4,763
Net income attributable to Vantiv Holding	61,753	34,716	55,845	49,962
Net income attributable to non-controlling interests (c)	$24,375	$17,035	$24,433	$24,516

(a)                    Represents miscellaneous expenses incurred by Vantiv, Inc.
(b)                    Represents income tax expense related to Vantiv, Inc., not including consolidated subsidiaries.
(c)                     Net income attributable to non-controlling interests reflects the allocation of Vantiv Holding’s net income based on the proportionate ownership interests in Vantiv Holding held by the non-controlling unitholders. For the nine months ended September 30, 2012, the net income attributable to non-controlling unitholders reflects the changes in ownership interests summarized in the table above.

9. CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING AND TRANSACTIVE

        The table below provides a reconciliation of net income attributable to non-controlling interests based on relative ownership interests in Vantiv Holding and Transactive as discussed in Note 1 (in thousands):

	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009
Net income	$84,810	$54,917	$14,587
Items not allocable to non-controlling interests:
Transaction costs incurred by Vantiv, Inc.(a)	—	—	11,324
Losses related to put rights(b)	800	4,300	9,100
Other expenses(c)	61	79	13
Vantiv, Inc. income tax expense(d)	13,310	7,800	(934)

Net income attributable to Vantiv Holding and Transactive	$98,981	$67,096	$34,090

Net income attributable to non-controlling interests(e)	$48,570	$32,924	$16,728

(a)
Consists of transaction costs, principally professional and advisory fees, incurred by Advent on behalf of Vantiv, Inc. in connection with the Transaction.

(b)
Represents the non-cash expense related to fair value adjustments to the value of the put rights Vantiv, Inc. received from Fifth Third Bank in connection with the Transaction.

(c)
Represents other miscellaneous expenses incurred by Vantiv, Inc.

(d)
Represents income tax expense related to Vantiv, Inc., not including consolidated subsidiaries.

(e)
Net income attributable to non-controlling interests represents 49.07% of net income attributable to Vantiv Holding and Transactive.

        In connection with the Transaction, Fifth Third Bank received a warrant that allows for the purchase of up to 20.4 million Class C Non-Voting Units of Vantiv Holding. The warrant is exercisable in any period that Vantiv Holding is not treated as a partnership for U.S. federal income tax purposes, upon the earlier to occur of a change of control or an initial public offering, both as defined in the warrant agreement. In addition, the warrant is exercisable if Fifth Third Bank delivers an opinion of counsel to Vantiv Holding that concludes, based on any Treasury regulations or guidance then in effect, that the exercise of the warrant will not cause an immediate taxable event to the other members of Vantiv Holding. The warrant expires upon the earliest to occur of (i) the 20th anniversary of the issue date, (ii) 60 days following an exercise by Vantiv, Inc. of its put rights (refer to Note 7), subject to extension in specified circumstances, and (iii) a change of control where the price paid per unit in such change of control minus the exercise price of the warrant in less than zero. Fifth Third Bank is entitled to purchase the underlying Units of the warrant at a price of $15.98 per unit. The warrant was valued at approximately $65.4 million at June 30, 2009, the issuance date, using a Black-Scholes option valuation model using probability weighted scenarios, assuming expected terms of 10 to 20 years, expected volatilities of 37.5% to 44.4%, risk free rates of 4.03% to 4.33% and expected dividend rates of 0%. The expected volatilities were based on historical and implied volatilities of comparable companies assuming similar expected terms. The warrant is recorded as a component of the non-controlling interest on the accompanying statements of financial position as of December 31, 2011 and 2010.

        On September 29, 2010, Vantiv Holding authorized for issuance approximately 15.3 million Class D Non-Voting units ("Class D Units"). The Class D Units were authorized for the settlement of awards issued under Vantiv Holding's Management Phantom Equity Plan (the "Phantom Equity Plan"). As such, upon authorization of such Units, outstanding share-based awards made under the Phantom Equity Plan were eligible for treatment as equity awards, and therefore were reclassified from other long-term liabilities to paid-in capital. As of December 31, 2011 and 2010, paid-in capital included $3.3 million and $1.7 million, respectively, and non-controlling interests included $3.1 million and $1.7 million, respectively, related to share-based payments. See Note 12 for further discussion of the Phantom Equity Plan and related reclassification of awards.

        The Amended and Restated Limited Liability Company Agreement of Vantiv Holding requires certain tax distributions to be made if and when Vantiv Holding has taxable income. Other distributions are required to be made in proportion to the members' respective membership interests.